                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windward Investment Management, Inc.
Address: 60 State Street
         Suite 3600
         Boston, MA 02109

13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Denise Kampf
Title: Director of Ops & Client Service
Phone: 617-241-2207

Signature,                     Place,               and Date of Signing:
DENISE KAMPF                   BOSTON, MA           January 22, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     60
Form 13F Information Table Value Total: 799362

List of Other Included Managers:          NONE

                          Form 13F Information Table

   Column 1       Column 2    Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
-------------- -------------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                         Voting Authority
                                         Value   SHRS or SH / PUT / Investment  Other   ------------------
Name of Issuer Title of Class  CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers  Sole   Shared Non
-------------- -------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Advanced
  Magnetics
  Inc.         COM            00753P103    1015    17000  SH           Sole               17000
American
  Express Co   COM            025816109     576     9500  SH           Sole                9500
Analog
  Devices
  Inc          COM            032654105     345    10490  SH           Sole               10490
Bank of
  America
  Corporation  COM            060505AT1     433     8104  SH           Sole                8104
Barclays Bk
  PLC          IDX GSC 2015   06738C794   82501  2087702  SH           Sole             2087702
Cintas Corp    COM            172908105     533    13422  SH           Sole               13422
Cisco Sys Inc  COM            17275R102     239     8749  SH           Sole                8749
Citigroup Inc  COM            172967101     721    12947  SH           Sole               12947
Coca Cola Co   COM            191216100     461     9561  SH           Sole                9561
DB
  Commodity
  Index
  Tracking     UNIT BEN INT   240225102     360    14665  SH           Sole               14665
Disney Walt
  Co           COM DISNEY     254687106     413    12062  SH           Sole               12062
Eaton Vance
  Corp         COM NON VTG    278265103     792    24000  SH           Sole               24000
Emerson Elec
  Co           COM            291011104     785    17800  SH           Sole               17800
Evergreen
  Solar Inc    COM            30033R108     115    15155  SH           Sole               15155
Exxon Mobil
  Corp         COM            30231G102    3120    42021  SH           Sole               42021
General
  Electric Co  COM            369604103    1999    53712  SH           Sole               53712
General Mls
  Inc          COM            370334104     317     5500  SH           Sole                5500
Hienz H J Co   COM            423074103     236     5250  SH           Sole                5250
Home Depot
  Inc          COM            437076102     474    11798  SH           Sole               11798
Intel Corp     COM            458140100     938    46336  SH           Sole               46336
International
  Business
  Machs        COM            459200101     406     4178  SH           Sole                4178
Inverness
  Medical
  Innovations
  In           COM            46126P106    2041    52732  SH           Sole               52732
Ishares Tr     DJ SEL DIV INX 464287168    3553    50728  SH           Sole               50728
Ishares Tr     FTSE XNHUA
               IDX            464287184   64613   618099  SH           Sole              618099
Ishares Tr     7-10 YR TRS BD 464287440   44560   540545  SH           Sole              540545
Ishares Tr     US TIPS BD FD  464287176   87582   886456  SH           Sole              886456
Ishares Tr     MSCI EAFE
               IDX            464287465  117982  1623673  SH           Sole             1623673
Ishares Tr     MSCI EMERGE
               MKT            464287234   68413   631395  SH           Sole              631395

    Column 1         Column 2    Column 3  Column 4 Column 5 Column 6         Column 7               Column 8
----------------- -------------- --------- -------- -------- -------- ------------------------- ------------------
                                                                                                 Voting Authority
                                            Value   SHRS or           PUT / Investment  Other   ------------------
 Name of Issuer   Title of Class  CUSIP    (x$1000) PRN Amt  SH / PRN CALL  Discretion Managers  Sole   Shared Non
----------------- -------------- --------- -------- -------- -------- ----- ---------- -------- ------- ------ ---
Ishares Tr        DJ US REAL EST 464287739   24341   306633     SH             Sole              306633
Ishares Tr        1-3 YR TRS BD  464287457   47407   592878     SH             Sole              592878
Ishares Tr        S&P SMLCAP
                  600            464287804     346     5250     SH             Sole                5250
Johnson &
  Johnson         COM            478160104     566     8569     SH             Sole                8569
Medco Health
  Solutions Inc   COM            58405U102     278     5195     SH             Sole                5195
Merck & Co Inc    COM            589331107    1875    43013     SH             Sole               43013
Microsoft Corp    COM            594918104    1394    46699     SH             Sole               46699
NMS
  Communications
  Corp            COM            629248105      62    30000     SH             Sole               30000
Opsware Inc       COM            68383A101     100    11365     SH             Sole               11365
Pepsico Inc       COM            713448108     574     9170     SH             Sole                9170
Procter &
  Gamble Co       COM            742718109    1536    23898     SH             Sole               23898
Royal Dutch
  Shell PLC       SPONS ADR A    780259206     290     4100     SH             Sole                4100
Spdr Tr           UNIT SER 1     78462F103    2212    16716     SH             Sole               16716
Schering Plough
  Corp            COM            806605101     862    36460     SH             Sole               36460
Seaboard Corp     COM            811543107    1015      575     SH             Sole                 575
Select Sector     SBI CONS
  Spdr Tr         DISCR          81369Y407     249     6500     SH             Sole                6500
Select Sector
  Spdr Tr         SBI INT-INDS   81369Y704     262     7500     SH             Sole                7500
Select Sector
  Spdr Tr         SBI INT-TECH   81369Y803     233    10000     SH             Sole               10000
Sigma Aldrich
  Corp            COM            826552101     404     5200     SH             Sole                5200
Sonus Networks
  Inc             COM            835916107     218    33084     SH             Sole               33084
State Str Corp    COM            857477103     678    10050     SH             Sole               10050
Streettracks
  Gold Tr         GOLD SHS       863307104   40836   657936     SH             Sole              657936
Sysco Corp        COM            871829107    1577    42900     SH             Sole               42900
Vanguard Intl
  Equity Index    EMR MKT
  F               VIPERS         922042858   21493   277727     SH             Sole              277727
Vanguard Index
  Tr              REIT VIPERS    922908553    3803    49390     SH             Sole               49390
Vanguard Index    STK MKT
  Tr              VIPERS         922908769  152874  1090453     SH             Sole             1090453
Vertex
  Pharmaceuticals COM            92532F100    1677    44815     SH             Sole               44815
Wal Mart Stores
  Inc             COM            931142103    3527    76385     SH             Sole               76385
Currency Shares
  Euro Tr         EURO SHS       23130C108    1054     7967     SH             Sole                7967
Ishares GSCI
  Commodity
  Index           UNIT BEN INT   46428R107     760    18966     SH             Sole               18966
Barclays Bk       DJAIG
  PLC             CMDTY36        06738C778    1109    22671     SH             Sole               22671
Ishares Tr        RUSSELL MCP
                  VL             464287473     227     1552     SH             Sole                1552